UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:      Hound Partners, LLC
Address:   101 Park Avenue, 48th Floor
           New York, New York 10178

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:            Jonathan Auerbach
Title:           Managing Member
Phone:           212-984-2500


Signature, Place, and Date of Signing:


/s/ Jonathan Auerbach              New York, New York            May 16, 2011
-------------------------       -----------------------      -------------------
     [Signature]                      [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:  $407,027
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number        Name

1.    028-13192                   Hound Partners, LP

2.    028-13191                   Hound Partners Offshore Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         Hound Partners LLC
                                                           March 31, 2011

COLUMN 1                        COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
--------------                --------------  ---------   --------  ------------------ --------------  --------  -------------------
                                 TITLE OF                  VALUE     SHRS OR  SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP     (X$1000)   PRN AMT  PRN CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE
--------------                --------------  ---------   --------  --------  --- ---- --------------  --------  ------ ------  ----
ASCENT MEDIA CORP             COM SER A       043632108    17,106    390,823  SH       SHARED-DEFINED  (1),(2)   390,823
CARTER INC                    COM             146229109    25,518  1,005,351  SH       SHARED-DEFINED  (1),(2) 1,005,351
COMPASS MINERALS INTL INC     COM             20451N101    34,333    412,810  SH       SHARED-DEFINED  (1),(2)   412,810
ENSCO PLC                     SPONSORED ADR   29358Q109    33,427    649,961  SH       SHARED-DEFINED  (1),(2)   649,961
GRACE W R & CO DEL NEW        COM             38388F108    61,997  1,813,948  SH       SHARED-DEFINED  (1),(2) 1,813,948
KINDER MORGAN MANAGEMENT LLC  SHS             49455U100     8,744    150,000  SH       SHARED-DEFINED  (1),(2)   150,000
KRONOS WORLDWIDE INC          COM             50105F105     9,148    176,126  SH       SHARED-DEFINED  (1),(2)   176,126
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104    33,895  2,371,078  SH       SHARED-DEFINED  (1),(2) 2,371,078
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708    13,048    189,951  SH       SHARED-DEFINED  (1),(2)   189,951
MICROSOFT CORP                COM             594918104     9,935    437,511  SH       SHARED-DEFINED  (1),(2)   437,511
RUBICON TECHNOLOGY INC        COM             78112T107     8,755    355,200     PUT   SHARED-DEFINED  (1),(2)   355,200
RUBICON TECHNOLOGY INC        COM             78112T107     2,321     94,329  SH       SHARED-DEFINED  (1),(2)    94,329
SEMGROUP CORP                 CL A            81663A105    16,180    734,105  SH       SHARED-DEFINED  (1),(2)   734,105
THERAVANCE INC                COM             88338T104    21,999  1,017,747  SH       SHARED-DEFINED  (1),(2) 1,017,747
TIVO INC                      COM             888706108     6,017    772,500  SH       SHARED-DEFINED  (1),(2)   772,500
TRANSDIGM GROUP INC           COM             893641100    37,941    509,071  SH       SHARED-DEFINED  (1),(2)   509,071
VALEANT PHARMACEUTICALS INTL  COM             91911K102    66,663  1,506,414  SH       SHARED-DEFINED  (1),(2) 1,506,414







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